Consolidated Balance Sheets (Parenthetical) (USD $)	May 27, 2012	May 29, 2011
Common stock, no par value (dollars per share)	$ 0	$ 0
Common stock, Authorized (shares)	500,000,000	500,000,000
Common stock, issued (shares)	289,000,000	287,200,000
Common stock, outstanding (shares)	129,000,000	134,600,000
Preferred stock, no par value (dollars per share)	$ 0	$ 0
Preferred stock, Authorized (shares)	25,000,000	25,000,000
Preferred stock, issued (shares)	0	0
Preferred stock, outstanding (shares)	0	0
Treasury stock, shares (shares)	160,000,000	152,600,000